Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]	For asset derivatives and liability derivatives, the fair values of the Company’s outstanding derivative instruments as of December 31, 2019 and December 31, 2018 are summarized below:

	Asset Derivatives (*)		Liability Derivatives (**)
	December 31,		December 31,
	2019	2018	2019	2018
Derivatives designated as hedging instruments
Foreign exchange contracts	23,820	22,327	7,489	22,637
Cross-currency interest rate swaps	6,183	4,378	—	—
	$30,003	$26,705	$7,489	$22,637
Derivatives not designated as hedging instruments
Foreign exchange contracts	66	222	337	1,299
	$66	$222	$337	$1,299

(*)	Presented as part of other receivables and long-term other receivables.
(**)
Presented as part of other payables and long-term other payables.

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss) [Table Text Block]
The effect of derivative instruments on cash flow hedging and the relationship between income and other comprehensive income for the years ended December 31, 2019 and December 31, 2018, are summarized below:

	Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net		Gain (Loss) on of Derivative Reclassified from Accumulated Other Comprehensie Income (*),(**)		Amount Excluded from Effectiveness Testing Recognized in Income (***)
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Derivatives designated as hedging instruments:
Foreign exchange contracts	$24,328	$(6,249)	$13,057	$10,180	$5,447	$2,726
Derivatives not designated as hedging instruments:
Foreign exchange contracts and other derivatives instruments	$—	$—	$—	$—	$(1,876)	$1,457

(*)	Presented as part of revenues/cost of revenue and equity in net earning of affiliated companies and partnerships.
(***)

Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]
The notional amounts of outstanding foreign exchange forward contracts at December 31, 2019 is summarized below:

	Forward contracts
	Buy		Sell
	December 31,		December 31,
	2019	2018	2019	2018
Euro	$81,258	$102,485	$330,433	$414,211
GBP	9,380	6,764	38,606	23,559
NIS	—	598,200	—	—
Other	35,662	41,467	63,093	57,266
	$126,300	$748,916	$432,132	$495,036